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                                                                       1933 Act
                                                                    Rule 485(a)

                                                                      VIA EDGAR

July 23, 2008

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re: PHL Variable Accumulation Account II
    PHL Variable Insurance Company
    Post-Effective Amendment No. 1 to Form N-4
    File Nos. 333-147565 and 811-22146

To the Commission Staff:

Transmitted herewith on behalf of PHL Variable Accumulation Account II (the "Registrant") is Post-Effective Amendment No. 1 to the above-captioned registration statement, pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the "1933 Act").

Post-Effective Amendment No. 1 is being filed under Rule 485(a) of the 1933 Act for the purpose of adding a new optional guaranteed minimum death benefit and clarifying disclosure regarding an existing guaranteed minimum withdrawal benefit and federal income tax considerations. Please direct any questions concerning this amendment to the undersigned at (860)403-5878.

Very truly yours,

/s/ Lois L. McGuire
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Director
Life & Annuity SEC/State Compliance
Phoenix Life Insurance Company